Income Taxes - Components of Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Tax Rate [Line Items]
Income (loss) before income taxes	$ 553,864,000	$ 566,998,000	$ 528,553,000
Bermuda
Effective Tax Rate [Line Items]
Income (loss) before income taxes	321,579,000	308,711,000	325,453,000
U.S.
Effective Tax Rate [Line Items]
Income (loss) before income taxes	231,585,000	256,967,000	201,960,000
Foreign
Effective Tax Rate [Line Items]
Income (loss) before income taxes	$ 700,000	$ 1,320,000	$ 1,140,000